Intangible assets - Goodwill by operating segment (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Goodwill	€ 3,167	€ 3,133
Plenitude
Intangible assets
Goodwill	2,916	2,909
Enilive
Intangible assets
Goodwill	121	100
Chemicals
Intangible assets
Goodwill	117	112
Others
Intangible assets
Goodwill	€ 13	€ 12